SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2022
Events after reporting period [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
(a) Adelia Milestones
On April 1, 2022, Former Adelia Shareholders achieved the milestone identified as Year 2 Q2 (iv), as contemplated by the terms of the Adelia Contribution Agreement. Accordingly, 22,428.30 Class B Shares having an aggregate value of $229 were issued to the Former Adelia Shareholders, at a price per share of $10.20. These Class B Shares are exchangeable for a total of 224,283 Common Shares, representing an effective issue price of $1.02 per Common Share. In consideration for the Milestone achieved, an additional amount of $5 is issuable at a price per share to be determined in accordance with the terms of the Contribution Agreement and applicable securities laws.
In addition, Former Adelia Shareholders achieved the milestones identified as identified as Y2, Q2 (i), (vi), Y2, Q3 (ii), Year 2 Q4 (i) and Year 3 Q1 (i), (ii), (iii), as contemplated by the terms of the Adelia Contribution Agreement. Accordingly, Class B Shares having an aggregate value of $2,033 became due to be issued to the Former Adelia Shareholders, at a price per share to be determined in accordance with the terms of the contribution agreement and applicable securities laws.
(b) Exchange of Class B Shares
On May 5, 2022, a Former Adelia Shareholders exchanged 38,023 Class B Shares for 380,230 Common Shares.
(c) Asset Acquisition
On June 7, 2022, the Company entered into an agreement to acquire a Phase 1 N,N-dimethyltryptamine (“DMT”) study (the “Asset Acquisition”) from Entheon Biomedical Corp.(“Entheon”) to accelerate the clinical development path for CYB004, Cybin’s proprietary deuterated DMT molecule for the potential treatment of anxiety disorders. The purchase price of the Asset Acquisition is $1,000, with a deposit payable upfront and the balance due on closing. In addition, the Company may pay up to $480 for consulting services to be provided from Entheon over a period of up to twelve months following the close of the Asset Acquisition. The
Company expects the Asset Acquisition to close within 30 days, subject to the completion of certain conditions and obtaining all necessary approvals.
(d) Exercised and Expired Securities
During the period from April 1, 2022 to June 20, 2022, holders of warrants exercised securities resulting in the issuance of 1,000,000 Common Shares for gross proceeds of approximately $250.
During the period from April 1, 2022 to June 20, 2022, 13,500 vested options expired and 34,000 unvested options were forfeited